Summary of Significant Accounting Policies (Details) - Schedule of amortization expense is recognized on the straight-line basis over the estimated useful lives of the assets	12 Months Ended
Dec. 31, 2021
Artwork and collectible trading platform [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	5 years
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	5 years